SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
Wealth Management Products	252,805	—

The Group classifies the wealth management products as "available-for-sale" debt securities which are recorded at fair value. For the years ended December 31, 2017, 2018 and 2019, the Group recorded RMB5,181,  RMB8,734 and RMB 7,335 increase in fair value of these available-for-sale debt securities, net of tax, in other comprehensive income (loss), respectively, and RMB1,154,  RMB10,869 and RMB 9,635 of realized gains transferred from other comprehensive income to other income when the security was sold. No impairment charges were recorded for the years ended December 31, 2017, 2018 and 2019, respectively.